Other Expense (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Store expenses
Bank fees	$ 75,617	$ 59,519	$ 157,237	$ 134,848	$ 273,868	$ 223,757
Collection costs	106,828	97,976	235,526	205,930	386,230	408,180
Repair and Maintenance	61,332	26,171	95,523	73,466	155,579	178,825
Supplies	98,596	42,938	186,521	77,342	248,011	167,624
Telephone	43,645	32,910	77,479	66,564	133,945	142,592
Utilities and network lines	159,487	108,017	335,659	235,441	486,355	503,703
Other	225,953	144,510	435,791	328,427	733,453	702,930
Total Store expenses	771,458	512,041	1,523,736	1,122,018	2,417,441	2,327,611
General & administrative expenses
Professional fees	61,291	41,355	147,214	164,870	235,380	452,244
Management and consulting fees	137,692	117,117	271,442	217,117	411,250	300,000
Other	75,462	66,387	159,962	132,842	368,133	274,519
Total General & administrative expenses	$ 274,445	$ 224,859	$ 578,618	$ 514,829	$ 1,014,763	$ 1,026,763